Report of Directors Corporate Governance - Determining Executive Directors (Details) £ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) country	Dec. 31, 2017 GBP (£) country	Dec. 31, 2016 GBP (£)
Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%	100.00%
Outcome (%)	79.96%	79.96%
Maximum annual incentive opportunity | £		£ 2,660
Annual incentive | £		£ 2,127	£ 1,695
Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%	100.00%
Outcome (%)	89.54%	89.54%
Maximum annual incentive opportunity | £		£ 1,490
Annual incentive | £		£ 1,334	987
Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%	100.00%
Outcome (%)	91.17%	91.17%
Maximum annual incentive opportunity | £		£ 1,490
Annual incentive | £		£ 1,358	£ 1,005
Profit before tax
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	100.00%	100.00%
Profit before tax | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout	$ 16.0
Profit before tax | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout	19.0
Financial measure, performance	$ 21.2
Profit before tax | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	20.00%	20.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	20.00%	20.00%
Profit before tax | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%	10.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	10.00%	10.00%
Profit before tax | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%	10.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	10.00%	10.00%
Capital management | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	0.00%	0.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Capital management | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	25.00%	25.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	25.00%	25.00%
Capital management | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	0.00%	0.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Deliver cost savings
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	25.00%	25.00%
Deliver cost savings | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout	$ 30.2
Deliver cost savings | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout	29.6
Financial measure, performance	$ 30.2
Deliver cost savings | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	20.00%	20.00%
Assessment (%)	25.00%	25.00%
Outcome (%)	5.00%	5.00%
Deliver cost savings | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%	10.00%
Assessment (%)	25.00%	25.00%
Outcome (%)	2.50%	2.50%
Deliver cost savings | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	0.00%	0.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Reduce Group RWAs
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	100.00%	100.00%
Reduce Group RWAs | Bottom of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout	$ 63.4
Reduce Group RWAs | Top of range
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Financial measure, payout	70.5
Financial measure, performance	$ 70.7
Reduce Group RWAs | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%	10.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	10.00%	10.00%
Reduce Group RWAs | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%	10.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	10.00%	10.00%
Reduce Group RWAs | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Outcome (%)	15.00%	15.00%
Strategic growth
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	90.19%	90.19%
Strategic growth | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%	10.00%
Assessment (%)	90.19%	90.19%
Outcome (%)	9.02%	9.02%
Strategic growth | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	0.00%	0.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Strategic growth | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	0.00%	0.00%
Assessment (%)	0.00%	0.00%
Outcome (%)	0.00%	0.00%
Global Standards including risk and compliance | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	25.00%	25.00%
Assessment (%)	85.00%	85.00%	85.00%
Outcome (%)	21.25%	21.25%
Global Standards including risk and compliance | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	25.00%	25.00%
Assessment (%)	90.00%	90.00%	90.00%
Outcome (%)	22.50%	22.50%
Global Standards including risk and compliance | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	50.00%	50.00%
Assessment (%)	86.25%	86.25%	86.30%
Outcome (%)	43.13%	43.13%
Personal objectives | Stuart Gulliver
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%	15.00%
Assessment (%)	97.92%	97.92%
Outcome (%)	14.69%	14.69%
Sustainable Finance Target	$ 100.0
Number of countries and territories where the entity's footprint has been reduced | country	67	67
Percentage of head office roles resourced	91.00%	91.00%
Customer recommendation by retail customers, percentage, target	75.00%	75.00%
Customer recommendation by retail customers, percentage, actual	82.00%	82.00%
Percentage of female representation at Senior Management level, target	26.30%	26.30%
Personal objectives | Iain Mackay
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	20.00%	20.00%
Assessment (%)	97.70%	97.70%
Outcome (%)	19.54%	19.54%
Percentage of head office roles resourced	91.00%	91.00%
Percentage of female representation at Senior Management level, target	28.50%	28.50%
Percentage of female representation at Senior Management level, actual	26.70%	26.70%
Personal objectives | Marc Moses
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	25.00%	25.00%
Assessment (%)	92.18%	92.18%
Outcome (%)	23.04%	23.04%
Percentage of female representation at Senior Management level, target	27.70%	27.70%
Percentage of female representation at Senior Management level, actual	27.10%	27.10%